Other Non-current Asset	9 Months Ended
Sep. 30, 2020
Other Non-current Assets
Other Non-current Assets

6.    Other Non-current Assets

Other Non-Current Assets mainly include held-to-maturity debt securities, convertible bonds, and investment in equity method investments.

Held-to-maturity debt securities represent time deposits in financial institutions that the Group has positive intent and ability to hold to maturity. As of December 31, 2019 and September 30, 2020, the carrying amount for the investments, net of allowance for credit losses, was nil and RMB4,282,558 (US$630,752), respectively. As of September 30, 2020, the allowance for credit losses was RMB6,936 (US$1,022). Gains recorded on these time deposits in the condensed consolidated statements of comprehensive loss were nil and RMB28,604 (US$4,213) for the nine months ended September 30, 2019 and 2020, respectively.

Investment in convertible bonds is accounted for under the fair value option, for which the fair value as of December 31, 2019 and September 30, 2020 were nil and RMB1,450,333 (US$213,611), respectively. Unrealized gains recorded on these convertible bonds in the condensed consolidated statements of comprehensive loss were nil and RMB90,755 (US$13,367) for the nine months ended September 30, 2019 and 2020, respectively.

Equity method investments are included in other non-current assets on the Company's consolidated balance sheets. Equity method investments consist of the Company's investments as a limited partner in certain limited partnership funds, including funds set up by the Company's related parties, to make strategic investments. As of December 31, 2019 and September 30, 2020, the carrying amount for the investments was RMB433,649 and RMB1,015,231 (US$149,527), respectively. No equity method investments were considered, individually or in aggregate, material as of December 31, 2019 and September 30, 2020. For the nine months ended September  30, 2019 and 2020, the Group shared results of equity investees of RMB8,218 loss and RMB35,642 (US$5,249) gain in the condensed consolidated statements of comprehensive loss. There was no impairment on these investments during the nine months ended September 30, 2019 and 2020.